ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2019 and 2018:

	As of September 30,
	2019	2018
VAT payable	$4,158,171	$3,918,119
Other tax payables	51,292	50,104
Other	229,107	1,966,510
Total	$4,438,570	$5,934,733

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.